Leases (Tables)	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Summary of Lease Liabilities Amounts Recognized in Consolidated Balance Sheets

	March 31,	March 31,
	2023	2022
Current	$339,620	$641,698
Non-current	2,017,888	2,063,421
Total	$2,357,508	$2,705,119

Summary of Movements in Cash and Non-cash Flows from Operating Leases

	Years ended
	March 31,	March 31,
	2023	2022
Operating cash flow payments for operating lease liabilities	$(35,466)	$(25,201)
Operating cash inflow payments for sublease classified as operating lease	49,894	61,166
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	945,145	275,840

Summary of Weighted-average Remaining Lease Term, and Weighted-average Discount Rate

	March 31,	March 31,
	2023	2022
Weighted-average remaining operating lease term (in years)	6.41	6.34
Weighted-average operating lease discount rate	8.47%	5.69%

Summary of Maturity Analysis, Contractual Undiscounted Cash Flows

March 31,
2023
2024	$519,033
2025	510,260
2026	480,398
2027	491,288
2028	287,143
2029 and thereafter	673,107
Total lease liabilities payments	$2,961,229
Less: Imputed interest	(603,721)
Total operating lease liabilities	$2,357,508